SCHEDULE OF OPERATING LEASE TERM (Details)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Companys Operating Lease
Weighted-average remaining lease term for operating leases	7 years	6 years	10 years
Weighted-average discount rate for operating leases	3.97%	3.83%	4.75%